Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		$ 109,551		$ 12,015,129		$ 2,254,952
(Impairment) in joint venture Deer Park Refining Limited		$ 325,665	$ 6,703,324	0	$ 0
Gross carrying amount [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates				12,015,129		2,254,952
Total				12,015,129		8,958,276
Deer Park Refining Limited [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	[1]	49.995%	49.995%
Permanent investments in associates	[1]			9,635,176		6,703,324
(Impairment) in joint venture Deer Park Refining Limited			$ (6,703,324)
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment		50.00%	50.00%
Permanent investments in associates				479,520		456,503
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment		50.00%	50.00%
Permanent investments in associates				197,708		195,814
CH 4 Energa SA De CV [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment		50.00%	50.00%
Permanent investments in associates				141,339		174,321
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment		35.00%	35.00%
Permanent investments in associates				1,232,464		1,187,170
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment		40.00%	40.00%
Permanent investments in associates				208,152		110,344
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates				$ 120,770		$ 130,800

[1]	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B).